Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 320,924	$ 46,530	¥ 451,581
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	286,797	41,582	405,544
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 34,127	$ 4,948	¥ 46,037